Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables) - Real Estate and Accumulated Depreciation and Depletion (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Real Estate [Abstract]
Gross Carrying Cost of Real Estate at beginning of period	$ 241,253	$ 225,630	$ 221,585
Additions capitalized during period	21,380	15,899	4,045
Cost of real estate sold	(69)	(276)	0
Gross Carrying Cost of Real Estate at end of period	262,564	241,253	225,630
Accumulated Depreciation & Depletion at beginning of period	54,110	49,499	44,979
Charged to cost & expense	4,956	4,611	4,520
Real estate sold	(69)	0	0
Accumulated Depreciation & Depletion at end of period	$ 58,997	$ 54,110	$ 49,499